CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares IPO CNY (¥) shares	Ordinary shares Private Placement CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital IPO CNY (¥)	Additional paid-in capital Private Placement CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained (deficit)/earnings CNY (¥)	IPO CNY (¥)	Private Placement CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2014						¥ 313,820		¥ (90,412)				¥ 223,408
Beginning balance (in shares) at Dec. 31, 2014 | shares			100,000,000
Increase (Decrease) in Stockholders' Equity
Issuance of shares on June 25, 2015			¥ 62									62
Issuance of ordinary shares	¥ 10	¥ 1		¥ 419,765	¥ 58,256				¥ 419,775	¥ 58,257
Issuance of ordinary shares (in shares) | shares	15,000,000	2,000,000
Foreign currency translation adjustment							¥ 101					101
Net income								275,339				275,339
Ending balance at Dec. 31, 2015			¥ 73			791,841	101	184,927				976,942
Ending balance (in shares) at Dec. 31, 2015 | shares			117,000,000
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees			¥ 1			17,222						17,223
Share-based awards provided to employees (in shares) | shares			291,400
Share-based awards provided to employees of consolidated group of CreditEase			¥ 1			124,209		(124,210)
Share-based awards provided to employees of consolidated group of CreditEase (in shares) | shares			2,220,900
Foreign currency translation adjustment							29,356					29,356
Net income								1,116,398				1,116,398
Ending balance at Dec. 31, 2016			¥ 75			933,272	29,457	1,177,115				¥ 2,139,919
Ending balance (in shares) at Dec. 31, 2016 | shares			119,512,300								119,512,300	119,512,300
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees						81,979						¥ 81,979
Share-based awards provided to employees (in shares) | shares			560,734
Share-based awards provided to employees of consolidated group of CreditEase			¥ 1			108,603		(108,604)
Share-based awards provided to employees of consolidated group of CreditEase (in shares) | shares			1,270,390
Dividends to shareholders								(605,238)				(605,238)
Foreign currency translation adjustment							(17,979)				$ (2,763)	(17,979)
Unrealized losses on available-for-sale investments							(411)				(63)	(411)
Net income								1,371,783			210,839	1,371,783
Ending balance at Dec. 31, 2017			¥ 76			¥ 1,123,854	¥ 11,067	¥ 1,835,056			$ 456,489	¥ 2,970,053
Ending balance (in shares) at Dec. 31, 2017 | shares			121,343,424								121,343,424	121,343,424